AIRPORT TAXES AND FEES (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Airport taxes and fees abstract [Abstract]
Tax transaction	R$ 933,126	R$ 926,051
Airport fees	372,163	351,591
Boarding fees	260,431	294,441
Other fees	58,889	38,554
Total	1,624,609	1,610,637
Current	804,279	899,605
Non-current	R$ 820,330	R$ 711,032